SUBSEQUENT EVENTS (Details) - USD ($)	Aug. 08, 2025	Jul. 07, 2025	May 01, 2025
Loans Payable | Term Loan A
Subsequent Event [Line Items]
Maximum borrowing capacity			$ 250,000,000.0
Loans Payable | Farm Credit Term Loan
Subsequent Event [Line Items]
Maximum borrowing capacity			350,000,000.0
Corporate Revolving Credit Facility | Line of Credit
Subsequent Event [Line Items]
Maximum borrowing capacity			$ 600,000,000.0
Subsequent Event
Subsequent Event [Line Items]
Cash dividend declared (in USD per share)	$ 0.08	$ 0.08